Subsequent Events (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands			6 Months Ended
	Jul. 18, 2025	Jul. 01, 2025	Jun. 30, 2025	Jun. 30, 2024	Jul. 31, 2025
Subsequent events
Number of shares granted			0	0
Subsequent Events
Subsequent events
Common stock					¥ 20,000
Subsequent Events | Short-term Debt with Maturing March 31, 2026
Subsequent events
Short-term loan refinanced		¥ 216,670
Interest rate		1.875%
Subsequent Events | Short-term Debt with Maturing December 31, 2025
Subsequent events
Short-term loan refinanced		¥ 350,000
Interest rate		1.875%
Subsequent Events | Stock option | Directors, Employees, Corporate Auditors and Outside Service Providers
Subsequent events
Number of shares granted	433,500
Exercise price, per share	¥ 2
Exercise term	4 years
Exceeds of total revenue	¥ 10,000,000